Financial Instruments and Risk Management (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments and Risk Management (Details) [Line Items]
Interest rate	10.00%
Risk-free interest rate		1.265%
Expected volatility		60.00%
Level 3 of fair value hierarchy [member]
Financial Instruments and Risk Management (Details) [Line Items]
Risk-free interest rate	4.73%
Expected volatility	100.00%
Alpha and Rubini [Member]
Financial Instruments and Risk Management (Details) [Line Items]
Risk-free interest rate		1.265%
Expected volatility		60.00%
Alpha and Rubini [Member] | Level 3 of fair value hierarchy [member]
Financial Instruments and Risk Management (Details) [Line Items]
Expected volatility	100.00%
Top of range [member]
Financial Instruments and Risk Management (Details) [Line Items]
Expected volatility	96.00%
Top of range [member] | Level 3 of fair value hierarchy [member]
Financial Instruments and Risk Management (Details) [Line Items]
Risk-free interest rate	4.00%
Bottom of range [member]
Financial Instruments and Risk Management (Details) [Line Items]
Risk-free interest rate	1.49%
Expected volatility	60.00%
Bottom of range [member] | Level 3 of fair value hierarchy [member]
Financial Instruments and Risk Management (Details) [Line Items]
Risk-free interest rate	4.73%